Investment Objectives and Goals - Rayliant-ChinaAMC Transformative China Tech ETF	Jan. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – RAYLIANT-CHINAAMC TRANSFORMATIVE CHINA TECH ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Rayliant-ChinaAMC Transformative China Tech ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Solactive ChinaAMC Transformative China Tech Index (the “Underlying Index”).